Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 54,734	$ 31,183
Other receivables	3,560	397
Prepaid expenses	5,223	5,388
Total current assets	63,517	36,968
Non-current assets
Right-of-use assets	625	1,425
Furniture, fixtures and equipment	58	151
Intangible assets	24,503	26,608
Other long-term assets	288	295
Total non-current assets	25,474	28,479
Total assets	88,991	65,447
Current liabilities
Other payables and current liabilities	9,038	10,760
Accrued expenses	13,783	10,248
Current lease liabilities	686	696
Total current liabilities	23,507	21,704
Non-current liabilities
Non-current lease liabilities	240	952
Non-current borrowings	25,733	25,300
Post-employment obligations	6,581	8,218
Other long-term liabilities	591	919
Total non-current liabilities	33,145	35,389
Shareholders’ equity
Share capital	6,489	4,574
Share premium	430,630	356,822
Reserves	32,195	26,353
Accumulated losses	(436,975)	(379,395)
Total shareholders’ equity	32,339	8,354
Total liabilities and shareholders’ equity	$ 88,991	$ 65,447